Summary of Significant Accounting Policies - Warrant liabilities (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Warranty liabilities
Warranty - beginning of period	¥ 412,004	¥ 177,293
Provision for warranty	345,971	176,714
Warranty costs incurred	(31,613)	(35,881)
Warranty- end of period	¥ 726,362	¥ 318,126